Annual Total Returns- Vanguard Target Retirement 2060 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2060 Fund - Investor Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	24.35%	7.16%	(1.68%)	8.84%	21.36%	(7.87%)	24.96%	16.32%